Scope of Consolidation, Subsidiaries and Other Equity Investments	12 Months Ended
Dec. 31, 2024
Scope of Consolidation, Subsidiaries and Other Equity Investments
Scope of Consolidation, Subsidiaries and Other Equity Investments

(G.9) Scope of Consolidation; Subsidiaries and Other Equity Investments

Entities Consolidated in the Financial Statements

Total
12/31/2022	288
Additions	12
Disposals	-65
12/31/2023	235
Additions	10
Disposals	-19
12/31/2024	226

The additions relate to legal entities added in connection with acquisitions and foundations. The disposals are mainly due to mergers, liquidations, and divestitures of legal entities.

Subsidiaries[1]

Major Subsidiaries

Name and Location of Company	Ownership	Total Revenue	Profit/Loss	Total Equity as	Number of
		in 2024[2]	(–) After Tax for	at 12/31/2024[2]	Employees as	Footnote
			2024[2]		at 12/31/2024[3]
	%	€ thousands	€ thousands	€ thousands
Ariba Technologies India Private Limited, Bengaluru, India	100	134,983	27,654	60,931	1,345
Ariba, Inc., Palo Alto, CA, United States	100	1,197,707	481,663	3,637,872	1,393
Concur Technologies, Inc., Bellevue, WA, United States	100	2,269,859	599,747	7,579,955	2,763
SAP (China) Co., Ltd., Shanghai, China	100	1,322,903	15,722	-81,494	6,442	13
SAP (Schweiz) AG, Biel, Switzerland	100	1,519,757	55,674	252,873	821
SAP (UK) Limited, Feltham, United Kingdom	100	1,565,630	49,980	223,774	1,531	13
SAP America, Inc., Newtown Square, PA, United States	100	9,534,492	9,274,460	21,910,872	8,521
SAP Argentina S.A., Buenos Aires, Argentina	100	238,181	2,785	12,472	1,262	13
SAP Asia Pte. Ltd., Singapore, Singapore	100	771,104	57,192	62,465	1,128	13
SAP Australia Pty. Ltd., Sydney, Australia	100	864,311	28,631	114,584	1,187
SAP Brasil Ltda., São Paulo, Brazil	100	860,542	16,541	100,749	3,234	13
SAP Canada Inc., Toronto, Canada	100	1,312,653	111,144	770,602	2,961
SAP Deutschland SE & Co. KG, Walldorf, Germany	100	6,343,048	534,083	1,578,098	5,217	9
SAP España - Sistemas, Aplicaciones y Productos en la Informática, S.A., Madrid, Spain	100	718,448	122,449	110,369	997
SAP France S.A., Levallois-Perret, France	100	1,369,306	136,775	1,849,849	1,406
SAP Hungary Rendszerek, Alkalmazások és Termékek az Adatfeldolgozásban Informatikai Kft., Budapest, Hungary	100	202,374	6,111	36,671	1,607
SAP India Private Limited, Bengaluru, India	100	902,960	73,322	263,069	2,567
SAP Industries, Inc., Newtown Square, PA, United States	100	646,265	185,900	1,709,305	192
SAP Italia Sistemi Applicazioni Prodotti in Data Processing S.p.A., Vimercate, Italy	100	848,348	59,871	120,584	823
SAP Japan Co., Ltd., Tokyo, Japan	100	1,234,747	75,870	186,110	1,364
SAP Labs Bulgaria EOOD, Sofia, Bulgaria	100	147,639	7,814	40,977	1,648
SAP Labs India Private Limited, Bengaluru, India	100	1,052,776	152,223	359,228	11,474
SAP Labs, LLC, Palo Alto, CA, United States	100	694,989	108,643	1,002,786	1,462
SAP México S.A. de C.V., Mexico City, Mexico	100	583,793	3,365	113,858	1,218	13
SAP National Security Services, Inc., Newtown Square, PA, United States	100	1,182,435	203,689	617,815	726
SAP Nederland B.V., 's-Hertogenbosch, the Netherlands	100	887,685	165,855	593,195	667
SAP Philippines, Inc., Taguig City, Philippines	100	127,743	4,116	12,794	1,033	13
SAP Service and Support Centre (Ireland) Limited, Dublin, Ireland	100	356,597	84,637	174,992	1,732
SAP Services s.r.o., Prague, Czech Republic	100	151,161	3,719	24,496	1,574	13

Other Subsidiaries[4]

Name and Location of Company	Ownership	Footnote
	%
"SAP Kazakhstan" LLP, Almaty, Kazakhstan	100
110405, Inc., Newtown Square, PA, United States	100
Abakus Ukraine Limited Liability Company, Kyiv, Ukraine	100
Ambin Properties Proprietary Limited, Johannesburg, South Africa	100	13
AppGyver Inc., Indianapolis, IN, United States	100
AppGyver Oy., Espoo, Finland	100
Ariba Czech s.r.o., Prague, Czech Republic	100	13
Ariba India Private Limited, Gurugram, India	100
Ariba International Holdings, Inc., Wilmington, DE, United States	100
Ariba Technologies Netherlands B.V., 's-Hertogenbosch, the Netherlands	100
Baiza Capital Designated Activity Company, Dublin, Ireland	0	8
Baiza Capital Italia s.r.l., Milan, Italy	0	8
Baiza Capital LLC, Newark, NJ, United States	0	8
Baiza Capital S.A., Luxembourg, Luxembourg	0	8
Business Objects Option, LLC, Wilmington, DE, United States	100
Business Objects Software Limited (Trading as SAP Solutions), Dublin, Ireland	100
Callidus Software Inc., San Ramon, CA, United States	100
CallidusCloud (India) Private Limited, Hyderabad, India	100
Cleanshelf, Inc., San Francisco, CA, United States	100

Name and Location of Company	Ownership	Footnote
	%
CNQR Operations Mexico S. de. R.L. de. C.V., Mexico City, Mexico	100
Concur (Canada), Inc., Toronto, Canada	100
Concur (Czech) s.r.o., Prague, Czech Republic	100	13
Concur (France) S.A.S., Levallois-Perret, France	100
Concur (Germany) GmbH, Frankfurt am Main, Germany	100	10, 11
Concur (Japan) Ltd., Tokyo, Japan	100
Concur (Philippines) Inc., Makati City, Philippines	100
Concur (Switzerland) GmbH, Zurich, Switzerland	100
Concur Holdings (Netherlands) B.V., 's-Hertogenbosch, the Netherlands	100
Concur Technologies (Australia) Pty. Ltd., Sydney, Australia	100
Concur Technologies (Hong Kong) Limited, Hong Kong, China	100
Concur Technologies (India) Private Limited, Bengaluru, India	100
Concur Technologies (Singapore) Pte. Ltd., Singapore, Singapore	100	13
Concur Technologies (UK) Limited, Feltham, United Kingdom	100	13
ConTgo Consulting Limited, Feltham, United Kingdom	100
ConTgo Limited, Feltham, United Kingdom	100
Delos Cloud GmbH, Walldorf, Germany	100
Emarsys eMarketing Systems GmbH, Vienna, Austria	100	13
Emarsys İletişim Sistemleri Tic. Ltd Şti., Istanbul, Turkey	100
Emarsys Interactive Services GmbH, Berlin, Germany	100
Emarsys Limited, Hong Kong, China	100
Emarsys North America, Inc., Indianapolis, IN, United States	100
Emarsys Pte. Ltd., Singapore, Singapore	100
Emarsys Pty. Ltd., Sydney, Australia	100
Emarsys S.A.S., Levallois-Perret, France	100	13
Emarsys Schweiz GmbH, Zurich, Switzerland	100
Emarsys UK Ltd, London, United Kingdom	100	13
EMARSYS-Technologies Informatikai Szolgáltató Kft., Budapest, Hungary	100

Name and Location of Company	Ownership	Footnote
	%
FreeMarkets Ltda., São Paulo, Brazil	100
LeadFormix, Inc., San Ramon, CA, United States	100
LeanIX France S.A.R.L., Courbevoie, France	100
LeanIX GmbH, Bonn, Germany	100
LeanIX SI d.o.o., Ljubljana, Slovenia	100
LeanIX UK Limited, London, United Kingdom	100
LeanIX US Holdings, Inc., Watertown, MA, United States	100
LeanIX, B.V., Amsterdam, the Netherlands	100
LeanIX, Inc., Houston, TX, United States	100
LLC “SAP Labs“, Moscow, Russia	100
LLC “SAP Ukraine”, Kyiv, Ukraine	100	13
Loyalsys Technologies Israel Ltd., Tel Aviv - Yafo, Israel	100
LXTECH India Private Limited, Hyderabad, India	100
Outerjoin, Inc., San Ramon, CA, United States	100
OutlookSoft Deutschland GmbH, Walldorf, Germany	100	10, 11
PT SAP Indonesia, Jakarta, Indonesia	99
Quadrem Africa Pty. Ltd., Johannesburg, South Africa	100
Quadrem Brazil Ltda., Rio de Janeiro, Brazil	100
Quadrem Chile Ltda., Santiago de Chile, Chile	100
Quadrem International Ltd., Hamilton, Bermuda	100

Name and Location of Company	Ownership	Footnote
	%
Quadrem Netherlands B.V., 's-Hertogenbosch, the Netherlands	100
Quadrem Overseas Cooperatief U.A., 's-Hertogenbosch, the Netherlands	100
Quadrem Peru S.A.C., Lima, Peru	100
SAP (Beijing) Software System Co., Ltd., Beijing, China	100
SAP (China) Holding Co., Ltd., Beijing, China	100
SAP Andina y del Caribe C.A., Caracas, Venezuela	100	13
SAP AZ LLC, Baku, Azerbaijan	100
SAP Belgium – Systems, Applications and Products S.A., Brussels, Belgium	100
SAP Beteiligungs GmbH, Walldorf, Germany	100
SAP Bulgaria EOOD, Sofia, Bulgaria	100
SAP Chile Limitada, Santiago de Chile, Chile	100	13
SAP CIS, LLC, Moscow, Russia	100
SAP Colombia S.A.S., Bogotá, D.C., Colombia	100	13
SAP Costa Rica, S.A., Escazú, Costa Rica	100	13
SAP ČR, spol. s r.o., Prague, Czech Republic	100
SAP Cyprus Limited, Strovolos, Cyprus	100
SAP Danmark A/S, Copenhagen, Denmark	100
SAP Dritte Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100
SAP društvo s ograničenom odgovornošću za digitalnu ekonomiju novog tisućljeća, Zagreb, Croatia	100
SAP East Africa Limited, Nairobi, Kenya	100	13
SAP Egypt LLC, Cairo, Egypt	100	13
SAP EMEA Inside Sales S.L., Madrid, Spain	100

Name and Location of Company	Ownership	Footnote
	%
SAP Erste Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100	10, 11
SAP Estonia OÜ, Tallinn, Estonia	100
SAP Financial, Inc., Toronto, Canada	100
SAP Finland Oy, Espoo, Finland	100
SAP Foreign Holdings GmbH, Walldorf, Germany	100
SAP France Holding S.A., Levallois-Perret, France	100
SAP Global Marketing, Inc., New York, NY, United States	100
SAP Hellas Single Member S.A., Athens, Greece	100
SAP Hong Kong Co., Ltd., Hong Kong, China	100	13
SAP Hosting Beteiligungs GmbH, St. Leon-Rot, Germany	100	10, 11
SAP India (Holding) Pte. Ltd., Singapore, Singapore	100
SAP International Panama, S.A., Panama City, Panama	100
SAP International, Inc., Miami, FL, United States	100
SAP Investments, Inc., Wilmington, DE, United States	100
SAP Ireland Limited, Dublin, Ireland	100	13
SAP Ireland US - Financial Services Designated Activity Company, Dublin, Ireland	100
SAP Israel Ltd., Ra’anana, Israel	100	13
SAP Korea Ltd., Seoul, South Korea	100
SAP Labs France S.A.S., Mougins, France	100
SAP Labs Israel Ltd., Ra’anana, Israel	100
SAP Labs Korea, Inc., Seoul, South Korea	100
SAP Latvia SIA, Riga, Latvia	100
SAP Lietuva UAB, Vilnius, Lithuania	100
SAP Malaysia Sdn. Bhd., Kuala Lumpur, Malaysia	100

Name and Location of Company	Ownership	Footnote
	%
SAP Middle East and Africa North Regional Headquarter Company, Riyadh, Kingdom of Saudi Arabia	100	5
SAP Middle East and North Africa L.L.C., Dubai, United Arab Emirates	100	13
SAP Middle East FZ-LLC, Dubai, United Arab Emirates	100	13
SAP Nederland Holding B.V.,‘s-Hertogenbosch, the Netherlands	100
SAP New Zealand Limited, Auckland, New Zealand	100
SAP Norge AS, Oslo, Norway	100
SAP North West Africa Ltd, Casablanca, Morocco	100
SAP Österreich GmbH, Vienna, Austria	100
SAP Perú S.A.C., Lima, Peru	100	13
SAP Polska Sp. z o.o., Warsaw, Poland	100
SAP Portals Holding Beteiligungs GmbH, Walldorf, Germany	100
SAP Portals Israel Ltd., Ra’anana, Israel	100
SAP Portugal – Sistemas, Aplicações e Produtos Informáticos, Sociedade Unipessoal, Lda., Porto Salvo, Portugal	100
SAP Projektverwaltungs- und Beteiligungs GmbH, Walldorf, Germany	100
SAP Public Services, Inc., Washington, DC, United States	100
SAP Puerto Rico GmbH, Walldorf, Germany	100	10, 11, 13
SAP Retail Solutions Beteiligungsgesellschaft GmbH, Walldorf, Germany	100
SAP Saudi Software Services Ltd., Riyadh, Kingdom of Saudi Arabia	100
SAP Saudi Software Trading Ltd., Riyadh, Kingdom of Saudi Arabia	75	13

Name and Location of Company	Ownership	Footnote
	%
SAP Sechste Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100	10, 11
SAP Siebte Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100	10, 11
SAP sistemi, aplikacije in produkti za obdelavo podatkov d.o.o., Ljubljana, Slovenia	100
SAP Slovensko s.r.o., Bratislava, Slovakia	100
SAP Software and Services WLL, Doha, Qatar	49	6, 13
SAP Svenska Aktiebolag, Stockholm, Sweden	100
SAP System Application and Products Asia Myanmar Limited, Yangon, Myanmar	100
SAP Systems, Applications and Products in Data Processing (Thailand) Ltd., Bangkok, Thailand	100
SAP Taiwan Co., Ltd., Taipei, Taiwan	100
SAP Technologies Inc., Palo Alto, CA, United States	100
SAP Training and Development Institute FZCO, Dubai, United Arab Emirates	100
SAP Türkiye Yazilim Üretim ve Ticaret A.Ş., Istanbul, Turkey	100
SAP Ventures Investment GmbH, Walldorf, Germany	100	10, 11
SAP Vierte Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100
SAP Vietnam Company Limited, Ho Chi Minh City, Vietnam	100
SAP West Balkans d.o.o., Belgrade, Serbia	100
SAP Zweite Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100	10, 11
SAP.io Fund, L.P., Austin, TX, United States	0	7
Sapphire Fund Investments II Holdings, LLC, Austin, TX, United States	100	7
Sapphire Fund Investments II, L.P., Austin, TX, United States	0	7
Sapphire Fund Investments III Holdings, LLC, Austin, TX, United States	100	7
Sapphire Fund Investments III, L.P., Austin, TX, United States	0	7
Sapphire SAP HANA Fund of Funds, L.P., Austin, TX, United States	0	7
Sapphire Ventures Fund I, L.P., Austin, TX, United States	0	7
Sapphire Ventures Fund II, L.P., Austin, TX, United States	0	7
Sapphire Ventures Fund III, L.P., Austin, TX, United States	0	7
Sapphire Ventures Fund IV, L.P., Austin, TX, United States	0	7
Sapphire Ventures Fund V, L.P., Austin, TX, United States	0	7
Sapphire Ventures Fund VI, L.P., Austin, TX, United States	0	7
Sapphire Ventures Fund VII-A, L.P., Austin, TX, United States	0	7
SAPV (Mauritius), Ebene, Mauritius	100	7
SC SAP Romania SRL, Bucharest, Romania	100
Shanghai SAP Cloud Technology Company, Ltd., Shanghai, China	100
Signavio, Inc., Newtown Square, PA, United States	100
SuccessFactors (Philippines), Inc., Pasig City, Philippines	100	13

Name and Location of Company	Ownership	Footnote
	%
SuccessFactors, Inc., Newtown Square, PA, United States	100
Sybase Angola, LDA, Luanda, Angola	100
Sybase, Inc., San Ramon, CA, United States	100
Systems Applications Products (Africa Region) Proprietary Limited, Johannesburg, South Africa	100
Systems Applications Products (Africa) Proprietary Limited, Johannesburg, South Africa	100
Systems Applications Products (South Africa) Proprietary Limited, Johannesburg, South Africa	81	13
Systems Applications Products Nigeria Limited, Victoria Island, Nigeria	100	13
Taulia (Shanghai) Smart Technology Co. Ltd., Shanghai, China	100
Taulia Arabia LLC, Riyadh, Kingdom of Saudi Arabia	100
Taulia Australia Pty. Ltd., Sydney, Australia	100
Taulia Bulgaria EOOD, Sofia, Bulgaria	100
Taulia GmbH, Düsseldorf, Germany	100	12
Taulia LLC, San Francisco, CA, United States	96
Taulia Singapore Pte. Ltd., Singapore, Singapore	100
Taulia Trade Technology GmbH, Düsseldorf, Germany	100	12
Taulia UK Ltd., London, United Kingdom	100	13
TRX Europe Limited, Feltham, United Kingdom	100
TRX Technologies India Private Limited, Bengaluru, India	100
TRX UK Limited, Feltham, United Kingdom	100
TRX, Inc., Bellevue, WA, United States	100
Volume Integration, Inc., Chantilly, VA, United States	100
WalkMe Australia Pty. Ltd., Sydney, Australia	100	5
WalkMe Canada Ltd., Toronto, Canada	100	5
WalkMe Germany GmbH, Frankfurt am Main, Germany	100	5,12
WalkMe K.K., Tokyo, Japan	100	5
WalkMe Ltd., Tel Aviv - Yafo, Israel	100	5
WalkMe Middle East LLC - FZ, Dubai, United Arab Emirates	100	5
WalkMe Singapore Pte. Ltd., Singapore, Singapore	100	5
WalkMe UK Limited, London, United Kingdom	100	5
WalkMe, Inc., San Francisco, CA, United States	100	5

[1] For the classification of the subsidiaries, the following figures are considered: revenues, profit/loss after tax, total equity, and number of employees.

[2] These figures are based on our local IFRS financial statements prior to eliminations resulting from consolidation and therefore do not reflect the contribution of these companies included in the Consolidated Financial Statements. The translation of the equity into Group currency is based on period-end closing exchange rates, and on average exchange rates for revenue and net income/loss.

3 As at December 31, 2024, including managing directors, in FTE.

[4] Figures for profit/loss after tax and total equity pursuant to HGB, section 285 and section 313 are not disclosed if they are of minor significance for a fair presentation of the profitability, liquidity, capital resources, and financial position of SAP SE, pursuant to HGB, section 313 (2) sentence 3 no. 4 and section 286 (3) sentence 1 no. 1.

[5] Consolidated for the first time in 2024.

[6] Agreements with the other shareholders provide that SAP SE fully controls the entity.

[7] Structured entity belonging to SAP SE. The results of operations of these entities are included in SAP’s Consolidated Financial Statements in accordance with IFRS 10 (Consolidated Financial Statements).

8 In accordance with IFRS 10 the structured entity does not include the receivables and liabilities resulting from the supply chain financing (SCF) activities.

[9] Entity whose personally liable partner is SAP SE.

[10] Entity with (profit and) loss transfer agreement.

[11] Pursuant to HGB, section 264 (3) or section 264b, the subsidiary is exempt from applying certain legal requirements to their statutory stand-alone financial statements including the requirement to prepare notes to the financial statements and a review of operations, the requirement of independent audit, and the requirement of public disclosure.

[12] Pursuant to HGB, section 316 (1), the subsidiary is exempt from having its financial statements audited in respect of its financial year ended December 31, 2024.

[13] Entity with support letter issued.

Other Equity Investments

Name and Location of Company	Ownership
%
Joint Arrangements and Investments in Associates
China DataCom Corporation Limited, Guangzhou, China	28
Procurement Negócios Eletrônicos S/A, Rio de Janeiro, Brazil	17
SAP Fioneer GmbH, Walldorf, Germany	20

Name and Location of Company
Equity Investments with Ownership of at Least 5%
All Tax Platform - Solucoes Tributarias S.A., São Paulo, Brazil
CDQ AG, St. Gallen, Switzerland
Charlton House Professional Services Limited, Norwich, United Kingdom
Cofinity-X GmbH, Cologne, Germany
Data.R.X. Ltd. (dba Datricks Ltd.), Tel Aviv, Israel
Digital Hub Rhein-Neckar GmbH, Ludwigshafen, Germany
InnovationLab GmbH, Heidelberg, Germany
innoWerft Walldorf GmbH, Walldorf, Germany
Smart City Planning, Inc., Tokyo, Japan
Vistex, Inc., Hoffman Estates, IL, United States
47th Street Partners I, L.P., Menlo Park, CA, United States
83North IV, L.P., Hertzalia, Israel
Adverity GmbH, Vienna, Austria
Alation, Inc., Redwood City, CA, United States
Alchemist Accelerator Fund I LLC, San Francisco, CA, United States
Aleph-Bigg SPV, L.P., Grand Cayman, Cayman Islands
Amplify Partners II L.P., Menlo Park, CA, United States
Amplify Partners III, L.P., Menlo Park, CA, United States
Amplify Partners IV, L.P., Menlo Park, CA, United States
Amplify Partners, L.P., Menlo Park, CA, United States
Ask Sage, Inc., Arlington, VA, United States
Asylum Ventures 2024, LP (fka Filament 2024, LP), Brooklyn, NY, United States
BGS Holdings, Inc., Austin, TX, United States
BioCatch Ltd., Tel Aviv, Israel
Bitonic Technology Labs, Inc., Karnataka, India
BlueYard Crypto 2, L.P. (fka BlueYard Crypto 1, L.P.), Hot Springs Village, AR, United States
Boldstart Ventures V, L.P., Miami, FL, United States
Boldstart Ventures VI, L.P., Miami, FL, United States
Brightfield Holdings, Inc., New York, NY, United States
Bryj Technologies, Inc. (fka Follow Analytics, Inc.), San Francisco, CA, United States
BY Crypto 1 GmbH & Co. KG (fka BY Capital 1 Alternative GmbH & Co. KG), Berlin, Germany
Blue Yard Capital I GmbH & Co. KG, Berlin, Germany
BY Capital 2 GmbH & Co. KG, Berlin, Germany
Catchpoint Systems, Inc., New York, NY, United States
Chalfen Ventures Fund I L.P., St Heiler, Jersey, Channel Islands
Chalfen Ventures Fund II L.P., St Helier, Jersey, Channel Islands
Chalfen Ventures Fund III L.P., St Helier, Jersey, Channel Islands
CircleCI, Inc., San Francisco, CA, United States
Clari, Inc., Sunnyvale, CA, United States
Collectly, Inc., Pasadena, CA, United States
ComponentLab, Inc., Seattle, WA, United States
Constructor Topco Inc., San Francisco, CA, United States
Contentful Global, Inc., Berlin, Germany
Costanoa Venture Capital II L.P., Palo Alto, CA, United States
Costanoa Venture Capital QZ, LLC, Palo Alto, CA, United States
Costanoa Venture Capital III L.P., Palo Alto, CA, United States
Creandum SPV TR (D) AB, Stockholm, Sweden
Creatio Inc., Boston, MA, United States
Culture Amp, Inc., Melbourne, Australia
Cypress.io, Inc., Atlanta, GA, United States
Data Collective II L.P., Palo Alto, CA, United States
Data Collective III L.P., Palo Alto, CA, United States
Data Collective IV, L.P., Palo Alto, CA, United States
Defense Unicorns, Inc., Colorado Springs, CO, United States
DocEquity, Inc. (dba Supio), Seattle, WA, United States
Dremio Corporation, Santa Clara, CA, United States
Elise A.I. Technologies Corp., New York, NY, United States
Essence VC III, L.P., Seattle, WA, United States
FeedZai S.A., Coimbra, Portugal
Felix Ventures II, L.P., London, United Kingdom
Felix Capital Fund III, London, United Kingdom
Finco Services, Inc. (dba Current), New York, NY, United States
FloQast, Inc., Los Angeles, California, United States
GitGuardian SAS, Paris, France
Gorgias Inc., San Francisco, CA, United States
Haystack Ventures V, L.P., Mill Valley, CA, United States
Haystack Ventures VI, L.P., Mill Valley, CA, United States
Haystack Ventures VII, L.P., San Francisco, CA, United States
Huntress Labs Incorporated, Ellicott City, MD, United States
IDG Ventures USA III, L.P., San Francisco, CA, United States
IEX Group, Inc., New York, NY, United States
InfluxData, Inc., San Francisco, CA, United States
Initialized CBH SPV LLC, San Francisco, CA, United States
Involve.ai, Inc., Santa Monica, CA, United States
JetLenses Inc. (dba Verse Medical), New York, NY, United States
JupiterOne, Inc., Morrisville, NC, United States
LeanData, Inc., Sunnyvale, CA, United States
LGVP F I LLC, Dover, DE, United States
Local Globe Opportunity Fund, L.P., St. Peter Port, Guernsey, Channel Islands
Local Globe VII, L.P., St. Peter Port, Guernsey, Channel Islands
Local Globe VIII, L.P., St. Peter Port, Guernsey, Channel Islands
Local Globe X, L.P., St. Peter Port, Guernsey, Channel Islands
LocalGlobe XI, L.P., St. Peter Port, Guernsey, Channel Islands
Mango Capital 2018, L.P., Los Altos, CA, United States
Mango Capital 2020, L.P., Los Altos, CA, United States
Mango Capital 2022, L.P., Los Altos, CA, United States
Matillion Ltd., Altrincham, United Kingdom
Medable Inc., Palo Alto, CA, United States
Mosaic Ventures Investors Fund I, L.P., London, United Kingdom
Moxxie Ventures III, L.P., Mountain View, CA, United States
Notation Capital II CIRC, LLC, Brooklyn, NY, United States
Notation Capital II, L.P., Brooklyn, NY, United States
Notation Capital III, L.P., Brooklyn, NY, United States
Notation Capital, L.P., Brooklyn, NY, United States
OpenX Software Limited, Pasadena, CA, United States
Paper Education Company Inc., Montreal, Canada
Pendo.io, Inc., Raleigh, NC, United States
PivotNorth Early Fund I, L.P., Atherton, CA, United States
Point Nine Annex GmbH & Co. KG, Berlin, Germany
Point Nine Capital Fund II GmbH & Co. KG, Berlin, Germany
Point Nine Capital Fund III GmbH & Co. KG, Berlin, Germany
Point Nine Capital Fund IV GmbH & Co. KG, Berlin, Germany
Point Nine Capital Fund V GmbH & Co. KG, Berlin, Germany
Project 44, Inc., Chicago, IL, United States
PubNub, Inc., San Francisco, CA, United States
Qualified.com, Inc., San Francisco, CA, United States
Reltio, Inc., Redwood Shores, CA, United States
Restream, Inc., Austin, TX, United States
Rewst Inc., Westchase, FL, United States
Ridge Ventures IV, L.P., San Francisco, CA, United States
Ridge Ventures V, L.P., San Francisco, CA, United States
SafeGraph, Inc., Denver, CO, United States
Sapphire Sport Parallel Fund II, L.P., Austin, TX, United States
Sapphire Sport, L.P., Austin, TX, United States
Sapphire Sport Parallel Fund, L.P., Austin, TX, United States
Side, Inc., San Francisco, CA, United States
Simpplr Inc., Redwood City, CA, United States
Splashtop, Inc., San Jose, CA, United States
Spring Mobile Solutions, Inc., Reston, VA, United States
StackHawk, Inc., Denver, CO, United States
Storm Ventures V, L.P., Menlo Park, CA, United States
SV Angel IV, L.P., San Francisco, CA, United States
Tetrate.io, Inc., Milpitas, CA, United States
The SaaStr Fund, L.P., Palo Alto, CA, United States
The SaaStr Fund II, L.P., Palo Alto, CA, United States
Third Kind Venture Capital II, L.P., New York, NY, United States
Third Kind Venture Capital III, L.P., New York, NY, United States
Tractian Ltd, Atlanta, GA, United States
Tribe Capital LLC Series 3, Redwood City, CA, United States
Tribe Capital LLC Series 8, Redwood City, CA, United States
UJET, Inc., San Francisco, CA, United States
Unmind Ltd., London, United Kingdom
Upfront V, L.P., Santa Monica, CA, United States
Uptycs, Inc., Waltham, MA, United States
Upvest GmbH, Berlin, Germany
VerbIT, Inc., New York, NY, United States
Walkabout Ventures Fund II L.P., Los Angeles, CA, United States
Yapily Ltd., London, United Kingdom
Zesty Tech Ltd., Ramat Gan, Israel
Kaltura, Inc., New York, NY, United States